DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of foreign exchange forward and options	$ (5,150)
Gains (loss) recognized in other comprehensive income	$ (5,296)	$ (600)	$ 1,319
Other comprehensive income (loss)
Balance sheet	“Other comprehensive income (loss)”	“Other comprehensive income (loss)”
Gains (loss) recognized in other comprehensive income	$ (4,577)	$ 719
Other receivables and prepaid expenses
Balance sheet	“Other receivables and prepaid expenses”	“Other receivables and prepaid expenses”
Fair value of foreign exchange forward and options		$ (812)
Other payables and accrued expenses
Balance sheet	Other payables and accrued expenses	Other payables and accrued expenses
Fair value of foreign exchange forward and options	$ (5,143)